Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for CEO ($) (1)(2)	Compensation Actually Paid to CEO ($) (1)(4)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (2)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($) (3)(4)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Net Income (in millions) $
2025	986,336	1,052,744	488,431	570,464	118.74	-9.63
2024	761,771	754,737	377,189	375,753	72.16	0.01
2023	860,343	720,109	353,389	320,937	41.26	-16.35

Named Executive Officers, Footnote [Text Block]
(1)	For each year shown, our CEO was Mahesh Patel.

PEO Total Compensation Amount	[1],[2]	$ 986,336	$ 761,771	$ 860,343
PEO Actually Paid Compensation Amount	[2],[3]	$ 1,052,744	754,737	720,109
Adjustment To PEO Compensation, Footnote [Text Block]

	2025
	Mahesh Patel	Average Non-CEO NEOs
Total Compensation from Summary Compensation Table	$986,336	488,431

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(89,422)	$(65,971)
Year-end fair value of unvested awards granted in the current year	$151,483	$142,927
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$22,136	$11,063
Fair values at vest date for awards granted and vested in current year	$-	$-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(17,790)	$(5,985)
Forfeitures during current year equal to prior year-end fair value	$-	$-
Dividends or dividend equivalents not otherwise included in total compensation	$-	$-
Total Adjustments for Equity Awards	$66,407	$82,034

Compensation Actually Paid (as calculated)	$1,052,744	$570,464

Non-PEO NEO Average Total Compensation Amount	[1],[4]	$ 488,431	377,189	353,389
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 570,464	375,753	320,937
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]		CAP and Net Income
Tabular List, Table

Narrative Disclosure: Pay Versus Performance Table

The illustrations below provide a graphical description of CAP (as calculated in accordance with the SEC rules) and the following measures:

●	Lipocine’s cumulative TSR; and

●	Lipocine’s Net Income

Total Shareholder Return Amount		$ 118.74	72.16	41.26
Net Income (Loss) Attributable to Parent		$ (9,630,000)	$ 10,000.00	$ (16,350,000)
PEO Name		Mahesh Patel	Mahesh Patel	Mahesh Patel
Additional 402(v) Disclosure [Text Block]

(4)	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

Mahesh Patel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 986,336
PEO Actually Paid Compensation Amount		1,052,744
Total Adjustments for Equity Awards		66,407
Mahesh Patel [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(89,422)
Mahesh Patel [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		151,483
Mahesh Patel [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		22,136
Mahesh Patel [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Mahesh Patel [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(17,790)
Mahesh Patel [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Mahesh Patel [Member] | Dividends Or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		488,431
Non-PEO NEO Average Compensation Actually Paid Amount		570,464
Total Adjustments for Equity Awards		82,034
Non-PEO NEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(65,971)
Non-PEO NEO [Member] | Year-End Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		142,927
Non-PEO NEO [Member] | Year-Over-Year Difference of Year-End Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		11,063
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-End Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards		(5,985)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Non-PEO NEO [Member] | Dividends Or Dividend Equivalents Not Otherwise Included in Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments for Equity Awards
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		cumulative TSR	cumulative TSR	cumulative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Net Income	Net Income	Net Income

[1]	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”) on page 19. See footnotes to the SCT for further detail regarding the amounts in these columns.
[2]	For each year shown, our CEO was Mahesh Patel.
[3]	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
[4]	Non-CEO NEOs reflect the average SCT total compensation and average compensation actually paid for Nachiappan Chidambaram and Krista Fogarty for 2025, 2024, and 2023.